LEASES - Impact of New Lease Guidance on Date of Adoption (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Plant, Property and Equipment	$ 65,489	$ 67,088	$ 66,503
Accounts payable and other	4,544	5,465	5,408
Other long-term liabilities	$ 1,614	1,536	$ 1,008
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Plant, Property and Equipment		585
Accounts payable and other		57
Other long-term liabilities		$ 528